LEASES - Operating Lease Related Assets And Liabilities And Other Related Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Operating lease right-of-use assets, non-current	$ 3,597	$ 3,777
Liabilities
Operating lease liabilities, current	816	626
Operating lease liabilities, non-current	$ 3,066	$ 3,261
Weighted average remaining lease term (years)	4 years 7 months 6 days	5 years 1 month 6 days
Weighted average discount rate	5.70%	5.50%